Correction of errors	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Correction of errors
29	Correction of errors

During the preparation of the 2017 consolidated financial statements, the Company became aware that the share-based payment expenses have not been properly recognized in accordance with IFRS 2, resulting in an understatement of such expenses in its Consolidated Financial Statements since 2014. The errors have been corrected by restating each of the affected financial statement line items for prior periods, which corrections have been assessed to be immaterial to each of those prior periods. The following tables summarize the impacts on the Company’s Consolidated Financial Statements.

Consolidated statement of financial position

January 1, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,173,103	—	1,173,103
Total liabilities	736,958	—	736,958
Share premium	495,109	634	495,743
Accumulated profit/(deficit)	(76,089)	(634)	(76,723)
Others	17,125	—	17,125
Total Shareholder’s equity	436,145	—	436,145

December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,252,064	—	1,252,064
Total liabilities	744,647	—	744,647
Share premium	507,296	2,520	509,816
Accumulated profit/(deficit)	(27,523)	(2,520)	(30,043)
Others	27,644	—	27,644
Total Shareholder’s equity	507,417	—	507,417

December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,482,665	—	1,173,103
Total liabilities	933,896	—	736,958
Share premium	519,604	4,067	523,671
Accumulated profit/(deficit)	12,360	(4,067)	(8,293)
Others	16,805	—	17,125
Total Shareholder’s equity	548,769	—	436,145

Consolidated income statement and consolidated statement of comprehensive income

For the year ended December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
General and administrative costs	(132,505)	(1,886)	(134,391)
Others	181,071	—	181,071
Net income	48,566	(1,886)	46,680
Other comprehensive income/(loss, net of tax	10,459	—	10,459
Total comprehensive income attributable to shareholders	59,025	(1,886)	57,139
Earnings per share attributable to shareholders
Basic earnings per share: (€)	0.70	(0.03)	0.67
Diluted earnings per share: (€)	0.69	(0.03)	0.66

For the year ended December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
General and administrative costs	(137,010)	(1,547)	(138,557)
Others	181,071	—	181,071
Net income	39,883	(1,547)	38,336
Other comprehensive income/(loss), net of tax	(10,907)	—	(10,907)
Total comprehensive income attributable to shareholders	28,976	(1,547)	27,429
Earnings per share attributable to shareholders
Basic earnings per share: (€)	0.57	(0.03)	0.54
Diluted earnings per share: (€)	0.56	(0.02)	0.54

Key management compensation (Note 27)

For the year ended December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Short-term employee benefits (salaries and bonuses)	3,341	—	3,341
Post-employment benefits	43	—	43
Share-based payments	3,381	1,886	5,267
	6,765	1,886	8,651

For the year ended December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Short-term employee benefits (salaries and bonuses)	3,473	—	3,473
Post-employment benefits	74	—	74
Share-based payments	3,427	1,547	4,974
	6,974	1,547	8,521

There is no impact on the Company’s operating, investing or financing cash flows for the years ended December 31, 2015 and December 31, 2016.